SIGNIFICANT ACCOUNTING POLICIES (Depreciation Rates for Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2013
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	2.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%